As filed with the Securities and Exchange Commission on February 28, 2011
1933 Act Registration No. 002-85229
1940 Act Registration No. 811-03802

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	85	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	86	[ X ]

(Check appropriate box or boxes)

Neuberger Berman Income Funds

 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
  X   on February 28, 2011 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(1)
    on _______________ pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
     on _______________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered:

Institutional Class shares of Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund.

Investor Class shares of Neuberger Berman Core Bond Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund and Neuberger Berman Short Duration Bond Fund.

Class A shares of Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund.

Class C shares of Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund.

Class R3 shares of Neuberger Berman High Income Bond Fund.

Trust Class shares of Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund.

NEUBERGER BERMAN INCOME FUNDS
CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 85 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 85 on Form N-1A

Part C - Other Information

Signature Pages

Exhibit Index

Exhibits

The sole purpose of this filing is to file as an exhibit the Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, described in Post-Effective Amendment No. 84 to the Registrant’s Registration Statement filed on Form N-1A on February 24, 2011, as required by Item 28(j) of Form N-1A. Parts A and B of this Registration Statement are incorporated by reference to the Registration Statement dated February 28, 2011, filed with the Securities and Exchange Commission under Rule 485(a) on February 24, 2011, as Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802.

NEUBERGER BERMAN INCOME FUNDS
POST-EFFECTIVE AMENDMENT NO. 85 ON FORM N-1A

PART C

OTHER INFORMATION

Item 28.	Exhibits

Exhibit
Number	Description

(a)	(1)	Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed July 29, 2009).

	(2)
Trust Instrument, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed July 29, 2009).

	(3)
Amended Schedule A to Trust Instrument, Amended and Restated.  Incorporated by Reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 24, 2011).

(b)	By-Laws, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed July 29, 2009).

(c)	(1)	Trust Instrument, Amended and Restated, Article V. Incorporated by Reference to Item (a)(2) above.

	(2)	By-Laws, Amended and Restated, Articles V, VI, and VIII. Incorporated by Reference to Item (b) above.

(d)	(1)	(i)
Management Agreement Between Registrant and Neuberger Berman Management LLC (“NB Management”) with respect to Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

		(ii)
Amended Management Agreement Schedules A and B. Incorporated by Reference to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed October 14, 2009).

		(iii)
Sub-Advisory Agreement Between NB Management and Neuberger Berman Fixed Income LLC with respect to Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

		(iv)
Amended Sub-Advisory Agreement Schedules A and B. Incorporated by Reference to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed October 14, 2009).

Exhibit
Number	Description

	(2)	(i)
Management Agreement Between Registrant and NB Management with respect to Neuberger Berman Core Bond Fund and Neuberger Berman Floating Rate Income Fund.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

		(ii)
Amended Management Agreement Schedules A and B. Incorporated by Reference to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed October 14, 2009).

		(iii)
Sub-Advisory Agreement Between NB Management and Neuberger Berman Fixed Income LLC with respect to Neuberger Berman Core Bond Fund and Neuberger Berman Floating Rate Income Fund. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

		(iv)
Amended Sub-Advisory Agreement Schedules A and B. Incorporated by Reference to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed October 14, 2009).

(e)	(1)
(i) Distribution Agreement Between Registrant and NB Management with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii) Amended Distribution Agreement Schedule with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed October 14, 2009).

	(2)
Distribution Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Neuberger Berman Short Duration Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(3)
(i) Distribution Agreement Between Registrant and NB Management with Respect to Institutional Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii) Amended Distribution Agreement Schedule with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 8, 2010).

	(4)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(5)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Trust Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(6)
(i) Distribution and Services Agreement Between Registrant and NB Management with Respect to Class A Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

Exhibit
Number	Description

(ii) Amended Distribution and Services Agreement Schedule with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 8, 2010).

	(7)
(i) Distribution and Services Agreement Between Registrant and NB Management with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii) Amended Distribution and Services Agreement Schedule with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 8, 2010).

	(8)
Distribution and Services Agreement Between Registrant and NB Management with Respect to Class R3 Shares. Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(f)	Bonus, Profit Sharing Contracts. None.

(g)	(1)	(i)
Custodian Contract Between Registrant and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

		(ii)
Schedule of Compensation under the Custodian Contract.  Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(h)	(1)
Transfer Agency and Service Agreement Between Registrant and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

	(2)
(i) Administration Agreement Between Registrant and NB Management with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii) Amended Administration Agreement Schedules A and B with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802. (Filed October 14, 2009).

	(3)
Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Neuberger Berman Short Duration Bond Fund.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(4)
Administration Agreement Between Registrant and NB Management with Respect to Trust Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(5)
(i) Administration Agreement Between Registrant and NB Management with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

Exhibit
Number	Description

(ii) Amended Administration Agreement Schedules A and B with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 8, 2010).

	(6)
(i) Administration Agreement Between Registrant and NB Management with Respect to Class A Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii) Amended Administration Agreement Schedules A and B with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 8, 2010).

	(7)
(i) Administration Agreement Between Registrant and NB Management with Respect to Class C Shares.  Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

(ii) Amended Administration Agreement Schedules A and B with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 8, 2010).

	(8)
Administration Agreement Between Registrant and NB Management with Respect to Class R3 Shares.  Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

	(9)
Expense Limitation Agreement Between Registrant and NB Management with Respect to the Funds and Classes listed on the attached Schedule A.  Incorporated by Reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 24, 2011).

(i)
Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of Registrant.  Incorporated by Reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 24, 2011).

(j)	(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. Previously filed with Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 24, 2011).

	(2)	Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. (Filed herewith).

(k)	Financial Statements Omitted from Prospectus. None.

(l)	Letter of Investment Intent. None.

(m)	(1)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares.  Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

		(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Investor Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2009).

	(2)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

Exhibit
Number	Description

		(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares.  Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2009).

	(3)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

		(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 8, 2010).

	(4)	(i)
Plan Pursuant to Rule 12b-1 with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

		(ii)
Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class C Shares.  Incorporated by Reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed April 8, 2010).

	(5)
Plan Pursuant to Rule 12b-1 with respect to Class R3 Shares.  Incorporated by Reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 29, 2009).

(n)	Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 23, 2010).

(o)	(1)	Power of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed May 15, 2009).

	(2)
Certified Board Resolutions Approving the Power of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed July 27, 2010).

(p)	(1)
Code of Ethics for Registrant, Investment Adviser and Underwriter.  Incorporated by Reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 25, 2005).

	(2)
Code of Ethics for Neuberger Berman Fixed Income LLC.  Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).

Item 29.                      Persons Controlled By or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30.                      Indemnification.

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever.  Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof.  Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.  In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreements between Neuberger Berman Management LLC (“NB Management”) and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management’s discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management’s reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“NBFI”) with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, NBFI will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 6 of the Sub-Advisory Agreement between NB Management and NBFI and the Registrant provides that neither NBFI nor any director, officer or employee of NBFI performing services for any series of the Registrant at the direction or request of NBFI in connection with NBFI’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NBFI against any liability to the Registrant or any series thereof or its interest holders to which NBFI would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NBFI’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NBFI who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant’s series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors.  Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NB Management that result from:  (i) any claim, action, suit or proceeding in connection with NB Management’s entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors.  Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant.  Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from:  (i) NB Management’s failure to comply with the terms of the Agreement; or (ii) NB Management’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement.  The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.                      Business and Other Connections of Investment Adviser and Sub-Adviser.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman Fixed Income LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS

Joseph V. Amato Chief Investment Officer (Equities) and Managing Director, NB Management
Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.), since 2007; President, Chief Executive Officer and Chief Investment Officer, Neuberger Berman LLC, since 2009; Director and Managing Director of Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC) (“NBFI”) since 2007; formerly, Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., 2006-2009; formerly, Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., 2006-2009; Board member of NBFI since 2006; formerly, Managing Director, Lehman Brothers Inc., 2006 to 2008; Trustee, Neuberger Berman Income Funds; Trustee, Neuberger Berman Equity Funds; Trustee, Neuberger Berman Advisers Management Trust; Trustee, Neuberger Berman Alternative Funds; Director, Neuberger Berman Intermediate Municipal Fund Inc.; Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; Director, Neuberger Berman California Intermediate Municipal Fund Inc.; Director, Neuberger Berman Real Estate Securities Income Fund Inc.; Director, Neuberger Berman High Yield Strategies Fund Inc.

Thanos Bardas Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager.
John J. Barker Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Ann H. Benjamin Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Managing Director, NBFI; Portfolio Manager.
Michael L. Bowyer Managing Director, NB Management	Associate Portfolio Manager.
Claudia A. Brandon Senior Vice President and Assistant Secretary, NB Management
Senior Vice President, Neuberger Berman LLC since 2007; formerly, Vice President, Neuberger Berman LLC, 2002 to 2006 and Employee since 1999; Executive Vice President and Secretary, Neuberger Berman Advisers Management Trust; Executive Vice President and Secretary, Neuberger Berman Alternative Funds; Executive Vice President and Secretary, Neuberger Berman Equity Funds; Executive Vice President and Secretary, Neuberger Berman Income Funds; Executive Vice President and Secretary, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Secretary, Neuberger Berman High Yield Strategies Fund Inc.

David M. Brown Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS

David H. Burshtan Managing Director, NB Management	Portfolio Manager.
Robert Conti President and Chief Executive Officer, NB Management
Managing Director, Neuberger Berman LLC since 2007; formerly, Senior Vice President of Neuberger Berman LLC, 2003 to 2006; formerly, Vice President, Neuberger Berman LLC, from 1999 to 2003; President, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; Chief Executive Officer, President and Trustee, Neuberger Berman Alternative Funds; President, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman High Yield Strategies Fund Inc.

William R. Covode Managing Director, NB Management	Managing Director Neuberger, Berman LLC; Portfolio Manager.
Robert W. D’Alelio Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
John C. Donohue Vice President, NB Management	Portfolio Manager.
John Dorogoff Chief Financial Officer and Managing Director, NB Management	Chief Financial Officer and Managing Director, Neuberger Berman, LLC.
Ingrid Dyott Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Associate Portfolio Manager; Portfolio Manager.
Janet Fiorenza Managing Director, NB Management	Managing Director, Neuberger Berman LLC.
Lawrence K. Fisher Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Daniel J. Fletcher Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Michael Foster Senior Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Senior Vice President, NBFI; Portfolio Manager.
Greg Francfort Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS

William J. Furrer Senior Vice President, NB Management	Senior Vice President, NBFI; Portfolio Manager.
Maxine L. Gerson Secretary, General Counsel and Managing Director, NB Management
Managing Director, Deputy General Counsel and Assistant Secretary, Neuberger Berman LLC; Executive Vice President and Chief Legal Officer, Neuberger Berman Income Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Equity Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Advisers Management Trust; Executive Vice President and Chief Legal Officer, Neuberger Berman Alternative Funds; Executive Vice President and Chief Legal Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Chief Legal Officer, Neuberger Berman High Yield Strategies Fund Inc.

Anthony Gleason Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Richard Grau Senior Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Senior Vice President, NBFI; Portfolio Manager.
Todd E. Heltman Vice President, NB Management	None; Formerly, Portfolio Manager.
James L. Iselin Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager.
Andrew A. Johnson Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager.
Brian Jones Senior Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Kristina Kalebich Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Gerald Kaminsky Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Michael Kaminsky Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS

Brian Kerrane Chief Administrative Officer and Senior Vice President, NB Management
Senior Vice President, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Alternative Funds; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund Inc.

Sajjad S. Ladiwala Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Associate Portfolio Manager.
David M. Levine Senior Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Richard S. Levine Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Kristian J. Lind Senior Vice President, NB Management	Senior Vice President, NBFI; Portfolio Manager.
James F. McAree Senior Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Senior Vice President, NBFI; Portfolio Manager.
S. Blake Miller Senior Vice President, NB Management	Senior Vice President, NBFI; Portfolio Manager.
Arthur Moretti Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
S. Basu Mullick Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Richard S. Nackenson Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Benjamin H. Nahum Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Thomas P. O’Reilly Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Managing Director, NBFI; Portfolio Manager.
Loraine Olavarria Assistant Secretary, NB Management	None.

NAME	BUSINESS AND OTHER CONNECTIONS

Kevin Pemberton Vice President, NB Management	None.
Alexandra Pomeroy Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Andrew Provencher Managing Director, NB Management
Managing Director, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Alternative Funds; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund Inc.

Elizabeth Reagan Managing Director, NB Management	None.
Brett S. Reiner Managing Director, NB Management	Associate Portfolio Manager.
Daniel D. Rosenblatt Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Conrad A. Saldanha Managing Director, NB Management	Portfolio Manager.
Mindy Schwartzapfel Senior Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Benjamin E. Segal Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Steve S. Shigekawa Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Neil S. Siegel Managing Director, NB Management
Managing Director, Neuberger Berman LLC; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Alternative Funds; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund Inc.

NAME	BUSINESS AND OTHER CONNECTIONS

Amit Soloman Senior Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Thomas A. Sontag Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Managing Director, NBFI; Portfolio Manager.
Michelle B. Stein Managing Director, NB Management	Portfolio Manager.
Mamundi Subhas Senior Vice President, NB Management	Senior Vice President, Neuberger Berman LLC; Portfolio Manager.
Bradley C. Tank Chief Investment Officer (Fixed Income) and Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Managing Director, NBFI; Chairman of the Board, Chief Executive Officer, Chief Investment Officer and Director, NBFI; Portfolio Manager.
Kenneth J. Turek Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Judith M. Vale Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Richard Werman Managing Director, NB Management	Managing Director, Neuberger Berman LLC; Portfolio Manager.
Chamaine Williams Chief Compliance Officer and Senior Vice President, NB Management
Chief Compliance Officer, Neuberger Berman Income Funds; Chief Compliance Officer, Neuberger Berman Equity Funds; Chief Compliance Officer, Neuberger Berman Advisers Management Trust; Chief Compliance Officer, Neuberger Berman Alternative Funds; Chief Compliance Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Chief Compliance Officer, Neuberger Berman High Yield Strategies Fund Inc.

The principal address of NB Management, Neuberger Berman LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Information as to the directors and officers of Neuberger Berman Fixed Income LLC (formerly known as Lehman Brothers Asset Management LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Neuberger Berman Fixed Income LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 32.                      Principal Underwriters.

(a)           NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

Neuberger Berman Advisers Management Trust
Neuberger Berman Alternative Funds
Neuberger Berman Equity Funds

 (b)           Set forth below is information concerning the directors and officers of the Registrant’s principal underwriter.  The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant’s principal underwriter.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Joseph V. Amato	Chief Investment Officer (Equities) and Managing Director	Trustee
Thanos Bardas	Managing Director	None
John J. Barker	Managing Director	None
Ann H. Benjamin	Managing Director	None
Michael L. Bowyer	Managing Director	None
Claudia A. Brandon	Senior Vice President & Assistant Secretary	Executive Vice President and Secretary
David M. Brown	Managing Director	None
David H. Burshtan	Managing Director	None
Robert Conti	President and Chief Executive Officer	Chief Executive Officer, President and Trustee
William R. Covode	Managing Director	None
Robert W. D’Alelio	Managing Director	None
John C. Donohue	Vice President	None
John Dorogoff	Chief Financial Officer and Managing Director	None
Ingrid Dyott	Managing Director	None
Janet Fiorenza	Managing Director	None
Lawrence K. Fisher	Managing Director	None
Daniel J. Fletcher	Managing Director	None
Michael Foster	Senior Vice President	None
Greg Francfort	Managing Director	None
William J. Furrer	Senior Vice President	None
Maxine L. Gerson	Secretary, General Counsel and Managing Director	Executive Vice President and Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes – Oxley Act of 2002)
Anthony Gleason	Managing Director	None
Richard Grau	Senior Vice President	None
Todd E. Heltman	Vice President	None
James L. Iselin	Managing Director	None
Andrew A. Johnson	Managing Director	None

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Brian Jones	Senior Vice President	None
Kristina Kalebich	Managing Director	None
Gerald Kaminsky	Managing Director	None
Michael Kaminsky	Managing Director	None
Brian Kerrane	Chief Administrative Officer and Senior Vice President	Senior Vice President
Sajjad S. Ladiwala	Managing Director	None
David M. Levine	Senior Vice President	None
Richard S. Levine	Managing Director	None
Kristian Lind	Senior Vice President	None
James F. McAree	Senior Vice President	None
S. Blake Miller	Senior Vice President	None
Arthur Moretti	Managing Director	None
S. Basu Mullick	Managing Director	None
Richard S. Nackenson	Managing Director	None
Benjamin H. Nahum	Managing Director	None
Thomas P. O’Reilly	Managing Director	None
Loraine Olavarria	Assistant Secretary	None
Kevin Pemberton	Vice President	None
Alexandra Pomeroy	Managing Director	None
Andrew Provencher	Managing Director	Vice President
Elizabeth Reagan	Managing Director	None
Brett S. Reiner	Managing Director	None
Daniel D. Rosenblatt	Managing Director	None
Conrad A. Saldanha	Managing Director	None
Mindy Schwartzapfel	Senior Vice President	None
Benjamin E. Segal	Managing Director	None
Steve S. Shigekawa	Managing Director	None
Neil S. Siegel	Managing Director	Vice President
Amit Soloman	Senior Vice President	None
Thomas A. Sontag	Managing Director	None
Michelle B. Stein	Managing Director	None
Mamundi Subhas	Senior Vice President	None
Bradley C. Tank	Chief Investment Officer (Fixed Income) and Managing Director	None
Kenneth J. Turek	Managing Director	None
Judith M. Vale	Managing Director	None
Richard Werman	Managing Director	None
Chamaine Williams	Chief Compliance Officer and Senior Vice President	Chief Compliance Officer

(c)           No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 33.                      Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, except for the Registrant’s Trust Instrument and By-Laws, minutes of meetings of the Registrant’s Trustees and shareholders and the Registrant’s policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 34.                      Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 35.                      Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 28th day of February, 2011.

NEUBERGER BERMAN INCOME FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

              Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 85 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	February 28, 2011
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	February 28, 2011
John M. McGovern
/s/ Joseph V. Amato	Trustee	February 28, 2011
Joseph V. Amato*
/s/ John Cannon	Trustee	February 28, 2011
John Cannon*
/s/ Faith Colish	Trustee	February 28, 2011
Faith Colish*
/s/ Martha C. Goss	Trustee	February 28, 2011
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	February 28, 2011
C. Anne Harvey*
/s/ Robert A. Kavesh	Trustee	February 28, 2011
Robert A. Kavesh*
/s/ Michael M. Knetter	Trustee	February 28, 2011
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	February 28, 2011
Howard A. Mileaf*

/s/ George W. Morriss	Trustee	February 28, 2011
George W. Morriss*
/s/ Edward I. O’Brien	Trustee	February 28, 2011
Edward I. O’Brien*
/s/ Jack L. Rivkin	Trustee	February 28, 2011
Jack L. Rivkin*
/s/ Cornelius T. Ryan	Trustee	February 28, 2011
Cornelius T. Ryan*
/s/ Tom D. Seip	Chairman of the Board and Trustee	February 28, 2011
Tom D. Seip*
/s/ Candace L. Straight	Trustee	February 28, 2011
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	February 28, 2011
Peter P. Trapp*
*Signatures affixed by Lori L. Schneider on February 28, 2011 pursuant to a power of attorney filed with Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802, on May 15, 2009.

NEUBERGER BERMAN INCOME FUNDS
EXHIBIT INDEX

Exhibit		Description

(j)	(2)	Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm.